FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) CLF in Thousands, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 CLF item	Sep. 30, 2023 CLP ($)
Interest Rate Risk
Current outstanding balance | CLF		CLF 2,360
Interest rate risk
Interest Rate Risk
Number of Bonds | item	6	6
Total outstanding balance | CLF		CLF 13,690
Number of bonds redenominated | item	5	5
Interest rate risk | Fixed Rate Bond One | Fixed interest rate | Foreign
Interest Rate Risk
Current nominal amount	$ 300
Bonds issued			$ 170
Interest rate risk | Fixed Rate Bond One | Fixed interest rate | Foreign | CLP
Interest Rate Risk
Bonds issued	$ 150